Leases - Summary of Change in Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Leases [Roll Forward]
Additions	$ 53,870	$ 12,376	$ 61,529
Effect of foreign currency exchange rate differences	0	(39)	(584)
Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	69,606
Gross lease liabilities, ending balance	95,323	69,606
Buildings and land | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	34,954
Gross lease liabilities, ending balance	70,675	34,954
Machinery and equipment | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	34,652
Gross lease liabilities, ending balance	24,648	34,652
Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	120,626
Gross lease liabilities, ending balance	92,198	120,626
Acquisition cost | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	95,212	82,911
Additions	53,870	12,376
Reclassification to Assets held for sale	(4,975)
Effect of foreign currency exchange rate differences	(9,082)	(75)
Gross lease liabilities, ending balance	135,025	95,212	82,911
Acquisition cost | Buildings and land | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	45,113	33,965
Additions	53,870	12,345
Reclassification to Assets held for sale	(4,975)
Effect of foreign currency exchange rate differences	(4,399)	(1,197)
Gross lease liabilities, ending balance	89,609	45,113	33,965
Acquisition cost | Machinery and equipment | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	50,099	48,946
Additions	0	31
Reclassification to Assets held for sale	0
Effect of foreign currency exchange rate differences	(4,683)	1,122
Gross lease liabilities, ending balance	45,416	50,099	48,946
Acquisition cost | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	124,764	0
Additions	41,134	124,764
Reclassification to inventories	(58,581)
Effect of foreign currency exchange rate differences	(2,317)
Gross lease liabilities, ending balance	105,000	124,764	0
Depreciation and impairment | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(25,606)	(11,034)
Reclassification to Assets held for sale	430
Effect of foreign currency exchange rate differences	5,641	39
Depreciation expense	(20,167)	(14,611)
Gross lease liabilities, ending balance	(39,702)	(25,606)	(11,034)
Depreciation and impairment | Buildings and land | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(10,159)	(4,196)
Reclassification to Assets held for sale	430
Effect of foreign currency exchange rate differences	3,184	217
Depreciation expense	(12,389)	(6,180)
Gross lease liabilities, ending balance	(18,934)	(10,159)	(4,196)
Depreciation and impairment | Machinery and equipment | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(15,447)	(6,838)
Reclassification to Assets held for sale	0
Effect of foreign currency exchange rate differences	2,457	(178)
Depreciation expense	(7,778)	(8,431)
Gross lease liabilities, ending balance	(20,768)	(15,447)	(6,838)
Depreciation and impairment | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(4,138)	0
Reclassification to inventories	4,578
Effect of foreign currency exchange rate differences	762
Depreciation expense	(14,004)	(4,138)
Gross lease liabilities, ending balance	$ (12,802)	$ (4,138)	$ 0